Note 8 - Deposits - Scheduled Maturities of Time Deposits (Details) $ in Thousands	Dec. 31, 2022 USD ($)
2023	$ 108,238
2024	52,258
2025	12,101
2026	3,340
2027	2,986
Time Deposits, Total	$ 178,923